Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels, net [Abstract]
Vessels, net
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2025	$42,370,405	$(3,162,417)	$39,207,988
Capitalized vessel improvements	(1,786)	—	(1,786)
Vessel disposal (b)	(8,912,837)	2,790,699	(6,122,138)
Depreciation	—	(1,084,393)	(1,084,393)
Balance June 30, 2026	$33,455,782	$(1,456,111)	$31,999,671